Commitments and Contingencies (Details)	Dec. 31, 2014 USD ($)
Operating Leases Future Minimum Payment Due
2015	$ 50,523
2016	52,039
2017	53,600
2018	55,206
2019	23,285
Total future minimum payments due	$ 234,653